Net loss per share attributable to common stockholders - EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss attributable to common stockholders	$ (6,353)	$ (6,785)	$ (6,587)	$ (7,467)	$ (7,102)	$ (8,735)	$ (19,725)	$ (23,304)	$ (30,499)	$ (24,442)
Denominator:
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders, basic				185,084				184,756	184,619	122,579
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders, diluted	18,194,682			185,084			6,131,541	184,756	184,619	122,579
Net loss per share attributable to common stockholders, basic				$ (40.34)				$ (126.13)	$ (165.20)	$ (199.40)
Net loss per share attributable to common stockholders, diluted	$ (0.35)			$ (40.34)			$ (3.22)	$ (126.13)	$ (165.20)	$ (199.40)
Series A and Series B
Denominator:
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders, basic	18,194,682						6,131,541
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders, diluted	18,194,682						6,131,541
Net loss per share attributable to common stockholders, basic	$ (0.35)						$ (3.22)
Net loss per share attributable to common stockholders, diluted	$ (0.35)						$ (3.22)